ACQUISITIONS BALANCE SHEET 6-30-18 (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 19,681,000	$ 19,664,000	$ 51,054,000	$ 64,221,000
Due from Related Parties, Current	31,473,000	40,817,000
Accounts receivable	2,500,000	1,423,000
Prepaids and other current assets	1,551,000	1,793,000
Total current assets	55,205,000	63,697,000
Property, plant and equipment, net	722,907,000	684,488,000
Goodwill	6,332,000	0
Total assets	790,251,000	748,215,000
Accounts payable - affiliates	6,745,000	8,352,000
Accounts payable and accrued liabilities	13,709,000	19,794,000
Deferred revenue	1,152,000	1,438,000
Liabilities, Current	21,606,000	29,584,000
Long-term debt	603,581,000	548,793,000
Other long-term liabilities	1,825,000	2,078,000
Liabilities	627,012,000	580,455,000
Net Investment - Predecessor	12,495,000	10,665,000
Total PBF Logistics LP equity	(5,799,000)	(4,143,000)
Noncontrolling interest	169,038,000	171,903,000
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	163,239,000	167,760,000		163,090,000
Liabilities and Equity	790,251,000	748,215,000
Other non-current assets	5,807,000	30,000
Commitments and contingencies (Note 9)
Predecessor [Member]
Net Investment - Predecessor	12,495,000	10,665,000
PBF Logistics LP [Member]
Cash and cash equivalents	19,681,000	19,664,000
Due from Related Parties, Current	31,473,000	40,817,000
Accounts receivable	2,500,000	1,423,000
Prepaids and other current assets	1,551,000	1,793,000
Total current assets	55,205,000	63,697,000
Property, plant and equipment, net	710,412,000	673,823,000
Goodwill	6,332,000
Total assets	777,756,000	737,550,000
Accounts payable - affiliates	6,745,000	8,352,000
Accounts payable and accrued liabilities	13,709,000	19,794,000
Deferred revenue	1,152,000	1,438,000
Liabilities, Current	21,606,000	29,584,000
Long-term debt	603,581,000	548,793,000
Other long-term liabilities	1,825,000	2,078,000
Liabilities	627,012,000	580,455,000
Total PBF Logistics LP equity	(18,294,000)	(14,808,000)
Noncontrolling interest	169,038,000	171,903,000
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	150,744,000	157,095,000
Liabilities and Equity	777,756,000	737,550,000
Other non-current assets	5,807,000	30,000
PBF Logistics LP [Member] | Predecessor [Member]
Net Investment - Predecessor	0	0
Development Assets Predecessor [Member]
Cash and cash equivalents	0	0
Due from Related Parties, Current	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Total current assets	0	0
Property, plant and equipment, net	12,495,000	10,665,000
Goodwill	0
Total assets	12,495,000	10,665,000
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Deferred revenue	0	0
Liabilities, Current	0	0
Long-term debt	0	0
Other long-term liabilities	0	0
Liabilities	0	0
Total PBF Logistics LP equity	12,495,000	10,665,000
Noncontrolling interest	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	12,495,000	10,665,000
Liabilities and Equity	12,495,000	10,665,000
Other non-current assets	0	0
Development Assets Predecessor [Member] | Predecessor [Member]
Net Investment - Predecessor	12,495,000	10,665,000
Common Units [Member]
Total PBF Logistics LP equity	(21,709,000)	(17,544,000)
Common Units [Member] | PBF Logistics LP [Member]
Total PBF Logistics LP equity	(21,709,000)	(17,544,000)
Common Units [Member] | Development Assets Predecessor [Member]
Total PBF Logistics LP equity	0	0
Subordinated Units [Member] | PBF LLC [Member]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest			2,107,000	(276,083,000)
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest			0
Incentive Distribution Rights [Member]
Total PBF Logistics LP equity	3,415,000	2,736,000
Incentive Distribution Rights [Member] | PBF LLC [Member]
Total PBF Logistics LP equity	3,415,000	2,736,000
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	3,415,000	2,736,000	$ 174,047,000	$ 1,266,000
Incentive Distribution Rights [Member] | Development Assets Predecessor [Member]
Total PBF Logistics LP equity	$ 0	$ 0